Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents		¥ 202,760	$ 27,962	¥ 175,292		$ 25,415		¥ 240,947
Accounts receivable, net		255,101	35,179	316,657		45,911		206,307
Prepaid expenses and other current assets		95,373	13,153	115,170		16,699		165,409
Amounts due from related parties		63	9	1,115		162		1,059
Investment in marketable security		105,697	14,576	40,548		5,879		38,789
Total current assets		658,994	90,879	648,782		94,066		652,511
Property and equipment, net		2,303	318	2,735		397		1,674
Intangible assets, net		415,597	57,313	419,055		60,757		235,870
Goodwill		172,781	23,828	172,781		25,051		92,069
Long term investment		234,588	32,351	234,176		33,952		101,727
Long term deposits and other assets		955	132	953		138		1,152
Right-of-use assets-operating lease		15,725	2,169	19,209		2,785
Deferred tax assets		5,347	737	4,337		629		4,352
Total non-current assets		847,296	116,848	853,246		123,709		436,844
TOTAL ASSETS		1,506,290	207,727	1,502,028		217,775		1,089,355
Current liabilities
Bank loan		5,000	690	5,000		725
Accounts payable		57,236	7,892	116,251		16,855		85,801
Accrued salary and employee benefits		9,234	1,273	12,428		1,802		24,533
Accrued expenses and other current liabilities		4,840	668	13,264		1,923		16,181
Contingent consideration – earn-out liability		6,314	871	4,336		629		10,638
Warrant liabilities		15	2	166		24		10,324
Income tax payable		10,399	1,434	13,531		1,962		8,282
Lease liabilities-operating lease -current		7,527	1,038	7,174		1,040
Deferred revenue		86,384	11,913	93,383		13,539		65,405
Total current liabilities		186,949	25,781	265,533		38,499		221,164
Non-current liabilities
Deferred tax liabilities		60,527	8,347	61,236		8,878		58,746
Lease liabilities-operating lease -non-current		8,874	1,224	12,773		1,852
Total non-current liabilities		69,401	9,571	74,009		10,730		58,746
TOTAL LIABILITIES		256,350	35,352	339,542		49,229		279,910
Commitments and contingencies
EQUITY
Shares to be issued		20,817	2,871	33,923	[1]	4,918	[1]	128,119	[1]
Treasury stocks		(16,482)	(2,273)	(16,482)	[1]	(2,390)	[1]		[1]
Statutory reserves		42,949	5,923	39,208		5,685	[1]	31,775	[1]
Retained earnings		742,944	102,457	665,099	[1]	96,430	[1]	479,199	[1]
Accumulated other comprehensive income		17,572	2,423	18,070	[1]	2,622	[1]	17,115	[1]
Total shareholders’ equity		1,250,295	172,424	1,160,594	[1]	168,272	[1]	809,445	[1]
Non-controlling interests		(355)	(49)	1,892	[1]	274	[1]		[1]
Total equity		1,249,940	172,375	1,162,486		168,546		809,445
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		1,506,290	207,727	1,502,028	[1]	217,775	[1]	1,089,355	[1]
Class A Ordinary Shares
EQUITY
Class A ordinary shares	[1]	418,599	57,728	396,880		57,542		140,196
Class B Ordinary Shares
EQUITY
Class B ordinary shares	[1]	¥ 23,896	$ 3,295	¥ 23,896		$ 3,465		¥ 13,041

[1]	Ordinary shares and share data have been retroactively restated to give effect to the reverse recapitalization.